Capital Stock	12 Months Ended
Sep. 30, 2022
Capital Stock [Abstract]
Capital stock

11. Capital stock

Common shares

During the year ended September 30, 2021, the Company issued 2,474,843 common shares in relation to its IPO and warrant exercises (“Equity Transactions”). The net proceeds from the Equity Transactions were US$8,737,634. Of the amount, $200,000 is held in the escrow trust account of the Company’s transfer agent for the purposes of clearing out any potential unsettled IPO costs. The $200,000 will be held in the escrow trust account for a period of 18 months from the IPO completion date. This amount was recognized as subscription receivable as of September 30, 2021. During the year ended September 30, 2022, the $200,000 has been collected.

During the year ended September 30, 2022, the Company issued 736,247 common shares to its directors, executives and employees for their services rendered to the Company. These common shares are based on certain vesting schedules (see “Share-based awards” below). An aggregate value of $3,455,680 related to the vested common shares was recognized in the year ended September 30, 2022.

During the year ended September 30, 2022, the Company issued 201,614 common shares for the acquisition of AEGC (Note 3). The value of $1,250,007 of the common shares was determined based on the share price agreed upon at the closing date, which was November 24, 2021.

Stock options

At September 30, 2022, the Company had one stock option plan, the 2019 Equity Incentive Plan (collectively the “Equity Incentive Plan”).

During the year ended September 30, 2022, we granted stock options under the Stock Incentive Plan to certain of our officers to purchase an aggregate of 365,000 (2021: nil; 2020: nil) shares of the Company, which are subject to a 12-month vesting provision whereby, at the end of each of the first three months after the grant date, 25% of the total stock options become exercisable.

The fair value of these stock options was estimated at the date of grant, which is November 1, 2021, using the Black-Scholes Option Valuation Model, with the following weighted average assumptions:

September 30, 2022
Stock price	$4.10
Exercise price	$4.10
Expected risk free interest rate	1.20%
Expected volatility	227.90%
Expected life in years	5
Expected dividend yield	nil
Grant date fair value per option	$4.06

A continuity schedule of outstanding stock options at September 30, 2022, and the changes during the periods, is as follows:

	Number of Stock Options	Weighted Average Exercise Price
		US$
Balance, September 30, 2020 and 2021	-	-
Granted	365,000	4.10
Exercised	-	-
Forfeited	-	-
Balance, September 30, 2022	365,000	4.10

A continuity schedule of outstanding unvested stock options at September 30, 2022, and the changes during the periods, is as follows:

	Number of Unvested Stock Options	Weighted Average Grant Date Fair Value
		US$
Balance, September 30, 2020 and 2021	-	-
Granted	365,000	4.06
Vested	(273,750)	4.06
Forfeited	-	-
Balance, September 30, 2022	91,250	4.06

At September 30, 2022, the aggregate intrinsic value of all outstanding stock options granted was estimated at $nil. September 30, 2022, the unrecognized compensation cost related to unvested stock options was $123,397 expected to be recognized over 0.08 years.

A summary of stock options outstanding and exercisable at September 30, 2022:

	Exercisable	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
		US$
Grant date
November 1, 2021	273,750	4.10	9.08

Share-based awards

(a)	During the year ended September 30, 2022, the Company granted an aggregate of 875,000 share-based awards with a fair value of $4.10 per share, determined using the share price at the date of grant of November 1, 2021 to certain directors, officers and employees of the Company (the “November 1, 2021 Grant”). These share-based awards have a vesting period of ranging from 1 year to 2 years from the grant date in ranging from 3 equal instalments to 5 equal instalments in the vesting periods. During the year ended September 30, 2022, an aggregate of 640,000 shares were issued to these directors, officers and employees under the November 1, 2021 Grant.

(b)	During the year ended September 30, 2022, the Company approved the following share-based compensation to its directors: i) annually a number of restricted stock equal to $30,000 divided by the closing price of the Company’s common stock, under the Company’s 2019 Equity Incentive Plan on the date of the Company’s annual meeting of stockholders; ii) Mr. Craig Wilson received a grant of shares equal to $27,000 (based on the Company’s common share price as of November 1, 2021) of which one-third of such shares were issued and the remaining two-thirds will be issued in equal instalments on April 1, 2022 and October 1, 2022; and iii) Ms. Cowan and Mr. Pratt each received a grant of shares equal to $22,500 (based on the Company’s common share price as of November 1, 2021) of which one-third of such shares were issued and the remaining two thirds will be issued in equal instalments on April 1, 2022 and October 1, 2022. As of September 30, 2022, an aggregate of 16,247 shares were issued to these directors.

(c)	On November 1, 2021, the Company granted an aggregate of 80,000 annual bonus share (the “Bonus Shares”) to certain of its officers. The Bonus Shares are subject to a one-year vesting provision whereby the total Bonus Shares become exercisable at the end of September 30, 2022. The share-based compensation expense in relation to the Bonus Shares have been recognized based on the fair value on the share price of $4.10 on the grant date. As of September 30, 2022, the 80,000 annual bonus shares have been issued to these officers.

The total amount of stock-based compensation expenses in relation to awards (a), (b) and (c) above is $3,455,680 for the year ended September 30, 2022 (2021: $nil, 2020: $nil).

(d)	In addition, on November 1, 2021, the Company granted an aggregate of 90,000 performance-based share (the “Performance Shares”) to Chief Executive Officer and Chief Financial Officer. The Performance Shares are subject to a one-year vesting provision whereby the total Performance Shares become exercisable at the end of September 30, 2022 if the Company’s sales increase achieved a targeted percentage determined by the Company. Since the Company has not met the sales increase target for the year ended September 30, 2022, the share-based compensation expense in relation to the Performance Shares have not been recognized during the year ended September 30, 2022.

A summary of stock-based compensation expense for the years ended September 30, 2022, 2021 and 2019 is as follows:

	September 30, 2022	September 30, 2021	September 30, 2020
	US$	US$	US$
Common share awards	3,455,680	-	-
Stock option awards	1,357,369	-	-
Total	4,813,049	-	-